Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 194	$ 116
Short-term investments	1,336	1,576
Receivables:
Trade	392	299
Due from affiliates	111	120
Other	81	92
Total receivables	584	511
Allowance for doubtful accounts	(33)	(29)
Net receivables	551	482
Inventories	815	780
Prepaid expenses	55	94
Other current assets	76	80
Total current assets	3,027	3,128
Net property, plant and equipment	1,160	1,077
Investments in and advances to affiliates	804	851
Goodwill	167	22
Other intangible assets, net	69	2
Other non-current assets	80	81
Total assets	5,307	5,161
Current liabilities:
Notes payable to banks	148	162
Current maturities of long-term debt	39	53
Accounts payable	218	256
Payables due to affiliates	20	16
Accrued compensation and benefits	123	118
Deferred revenue	39	47
Deferred revenue from affiliates	31	34
Accrued voyage costs	58	35
Other current liabilities	108	97
Total current liabilities	784	818
Long-term debt, less current maturities	739	482
Accrued pension liability	136	128
Deferred income taxes	127	112
Long-term income tax liability	73	111
Other liabilities and deferred credits	119	102
Total non-current liabilities	1,194	935
Commitments and contingent liabilities
Stockholders' equity:
Common stock of $1 par value. Authorized 1,250,000 shares; issued and outstanding 1,169,217 shares in 2018 and 1,170,550 shares in 2017	1	1
Accumulated other comprehensive loss	(410)	(354)
Retained earnings	3,727	3,750
Total Seaboard stockholders' equity	3,318	3,397
Noncontrolling interests	11	11
Total equity	3,329	3,408
Total liabilities and stockholders' equity	$ 5,307	$ 5,161